Note 18 - Stockholders' Equity (Deficit) (Details) - Warrants Outstanding (USD $)	12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2011
Class of Warrant or Right [Line Items]
Outstanding warrants	10,000,000
Warrant [Member]
Class of Warrant or Right [Line Items]
Outstanding warrants	896,755	14,719,941	14,967,941
Outstanding weighted average price per share (in Dollars per share)	$ 0.50	$ 0.56	$ 1.00
Outstanding weighted average remianing contractual term	1 year 266 days	2 years 306 days	3 years 284 days
Exercisable at September 30, 2013	896,755
Exercisable at September 30, 2013 (in Dollars per share)	$ 0.50
Exercisable at September 30, 2013	1 year 266 days
Converted	(12,727,436)
Converted (in Dollars per share)	$ 0.98
Forfeited or expired warrants	(1,095,750)	(248,000)
Forfeited or expired weighted average price per share (in Dollars per share)	$ 2.22	$ 0.75